Transactions with Related Parties - Statements of Operations (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Voyage expenses	$ 867	$ 947	$ 1,347
Management fee income	1,598	478	153
Oceanbulk (e)
Related Party Transaction [Line Items]
Commission on sale of vessel	90	91	0
Office setup expenses	0	0	148
Interchart (a)
Related Party Transaction [Line Items]
Voyage expenses	773	1,134	1,237
Executive directors (b)
Related Party Transaction [Line Items]
Consultancy fees	528	453	3,505
Non-executive directors (b)
Related Party Transaction [Line Items]
Compensation	114	124	151
Combine Marine Inc (c)
Related Party Transaction [Line Items]
Office rent	0	0	48
Combine Marine Ltd. (d)
Related Party Transaction [Line Items]
Office rent	41	40	0
Maiden Voyage LLC (f)
Related Party Transaction [Line Items]
Management fee income	(163)	(128)	0
OOCAPE1 Holdings LLC (h)
Related Party Transaction [Line Items]
Management fee income	(274)	(76)	0
Premier Voyage LLC (g)
Related Party Transaction [Line Items]
Management fee income	(111)	0	0
Sea Cape Shipping LLC (i)
Related Party Transaction [Line Items]
Management fee income	(93)	0	0
Glory Supra Shipping LLC (k)
Related Party Transaction [Line Items]
Management fee income	(74)	0	0
Sky Cape Shipping LLC (j)
Related Party Transaction [Line Items]
Management fee income	(56)	0	0
Pacific Cape Shipping LLC (l)
Related Party Transaction [Line Items]
Management fee income	(52)	0	0
Product Shipping & Trading S.A (n)
Related Party Transaction [Line Items]
Management fee income	$ (242)	$ 0	$ 0